CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net (loss)/income		¥ 97,042,000	$ 13,877	¥ 75,226,000	¥ (550,117,000)
Depreciation and amortization		23,407,000	3,347	28,952,000	29,641,000
Share-based compensation (Note 15)		34,690,000	4,961	22,596,000	30,797,000
Write-downs of inventories		15,688,000	2,243	17,504,000	6,488,000
Loss from long-term investments (Note 14)		19,391,000	2,774	11,170,000	3,130,000
Allowance for expected credit losses		15,999,000	2,288	3,814,000	9,103,000
Impairment of long-term investments (Note 14)		25,730,000	3,679	0	43,740,000
Unrealized exchange (gains)/losses		6,718,000	961	167,000	(1,683,000)
Fair value changes of short-term investments		(1,472,000)	(210)	(1,171,000)	109,000
Others		975,000	139	5,197,000	5,418,000
Changes in operating assets and liabilities:
Accounts receivable		20,335,000	2,908	(68,452,000)	44,030,000
Inventories		18,277,000	2,614	24,822,000	8,705,000
Prepayment and other current assets		11,485,000	1,642	2,127,000	18,263,000
Amounts due from NetEase Group		(244,399,000)	(34,949)	(53,394,000)	(18,229,000)
Operating lease right-of-use assets		34,362,000	4,914	38,222,000	39,439,000
Other assets		(786,000)	(112)	6,927,000	551,000
Contract liabilities		(113,317,000)	(16,204)	(91,598,000)	(14,663,000)
Accounts payables		(35,254,000)	(5,041)	(13,851,000)	(123,355,000)
Payroll payable		30,304,000	4,333	(18,159,000)	16,339,000
Taxes payable		5,912,000	845	(15,178,000)	1,536,000
Accrued liabilities and other payables		98,252,000	14,048	57,190,000	35,864,000
Amounts due to NetEase Group		771,000	110	(60,433,000)	13,621,000
Long-term lease liabilities		(19,537,000)	(2,794)	(41,465,000)	(44,354,000)
Other non-current liabilities		10,613,000	1,518	1,875,000	7,482,000
Net cash (used in)/provided by operating activities		55,186,000	7,891	(67,912,000)	(438,145,000)
Cash flows from investing activities:
Purchases of short-term investments		(337,000,000)	(48,190)	(25,000,000)	(110,000,000)
Proceeds of maturities of short-term investments		103,246,000	14,764	34,955,000	270,195,000
Placements of time deposits				(282,000)	(277,000)
Proceeds from maturities of time deposits				559,000	273,000
Cash paid for business combinations, net of cash acquired					(4,218,000)
Loans to third parties and other related parties		(1,200,000)	(171)	(13,100,000)	(31,405,000)
Repayment of loans from third parties and other related parties		5,000,000	715	19,607,000	25,000,000
Purchases of property, equipment and software		(25,593,000)	(3,660)	(11,789,000)	(17,850,000)
Proceeds from disposal of property, equipment and software		2,184,000	312	659,000	1,355,000
Payment for long-term investments				(19,194,000)	(7,500,000)
Net cash provided by/(used in) investing activities		(253,363,000)	(36,230)	(13,585,000)	125,573,000
Cash flows from financing activities:
Proceeds from long-term loans from NetEase Group		25,150,000	3,596	487,971,000	99,289,000
Repayment of long-term loans from NetEase Group				(214,038,000)
Repurchase of ADSs				(62,300,000)	(127,543,000)
Purchase of noncontrolling interest		(381,000)	(54)
Proceeds from issuance of ordinary shares pursuant to incentive plan		20,869,000	2,984	16,879,000	9,312,000
Net cash (used in)/provided by financing activities		45,638,000	6,526	228,512,000	(18,942,000)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(2,024,000)	(289)	(2,457,000)	1,961,000
Net (decrease)/increase in cash, cash equivalents and restricted cash		(154,563,000)	(22,102)	144,558,000	(329,553,000)
Cash, cash equivalents and restricted cash at the beginning of the year		599,489,000	85,726	454,931,000	784,484,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flows		444,926,000	63,624	599,489,000	454,931,000
Supplemental disclosures of cash flow information:
Cash paid for income tax expenses		17,439,000	2,494	11,674,000	12,723,000
Cash paid for interest expense		61,981,000	8,863	94,197,000	63,358,000
Non-cash investing and financing activities:
Changes in accrued liabilities and other payables related to property, equipment and software addition		2,896,000	414	692,000	2,556,000
Receivable from agent for issuance of ordinary shares pursuant to incentive plan		71,000	10
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents		439,731,000	62,881	592,721,000	454,536,000
Restricted cash		1,990,000	285	3,567,000	395,000
Non-current restricted cash	[1]	3,205,000	458	3,201,000	0
Total cash, cash equivalents and restricted cash shown in the statements of cash flows		¥ 444,926,000	$ 63,624	¥ 599,489,000	¥ 454,931,000

[1]	Non-current restricted cash is included in other assets, net in the consolidated balance sheets.